Schedule I - Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2016
Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I - Summary of Investments Other-Than-Investments in Related Parties
Schedule I — Summary of Investments
Other-Than-Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which shown in balance sheet
	(in thousands)
Fixed maturity securities:
United States Government and government agencies and authorities	$1,844	$1,987	$1,987
States, municipalities and political subdivisions	9,890	10,827	10,827
Foreign governments	9,286	11,301	11,301
Asset-backed	161	169	169
Commercial mortgage-backed	3,426	3,245	3,245
Residential mortgage-backed	33,731	36,863	36,863
U.S. corporate	667,024	793,399	793,399
Foreign corporate	146,104	170,872	170,872
Total fixed maturity securities	871,466	1,028,663	1,028,663
Equity securities:
Common stocks	92	447	447
Non-redeemable preferred stocks	85,610	93,170	93,170
Total equity securities	85,702	93,617	93,617
Commercial mortgage loans on real estate, at amortized cost	98,451	103,037	98,451
Policy loans	7,376	7,376	7,376
Short-term investments	2,714	2,714	2,714
Other investments	58,125	58,125	58,125
Total investments	$1,123,834	$1,293,532	$1,288,946